Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - Accounts Receivable [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable [Line Items]
Accounts receivable	$ 2,737,042	$ 1,906,222	$ 3,953,635
Less: allowance for credit losses	(683,364)	(669,974)
Subtotal accounts receivable, net	2,053,678	1,236,248
Accounts receivable - related parties		1,541,917	3,555,332
Total accounts receivable, net	2,771,513	1,541,917	3,693,945
Related Party [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable		305,669
Accounts receivable - related parties	$ 717,835	$ 305,669